UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-21891

Cheswold Lane Funds
(Exact name of registrant as specified in charter)

100 Front Street, Suite 960
West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Colleen Quinn Scharpf
Cheswold Lane Asset Management, LLC
100 Front Street, Suite 960
West Conshohocken, PA 19428
 (Name and address of agent for service)

Registrant's telephone number, including area code: (610) 940-5330

Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

Item 1.  Schedule of Investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments
March 31, 2009
(Unaudited)

Number of Shares			Value

	COMMON STOCKS	99.7%
	CONSUMER DISCRETIONARY	3.7%
7,200		Toyota Motor Corp.	$226,854
15,500		Vivendi	410,170
			637,024

	CONSUMER STAPLES	13.7%
28,840		Henkel AG & Co. KGaA	727,752
3,200		Lawson, Inc.	131,847
25,400		Nestle S.A.	859,318
32,500		Unilever NV	640,980
			2,359,897

	ENERGY	17.0%
75,000		BP PLC	507,344
25,200		Caltex Australia Ltd.	156,023
20,500		ENI SpA	398,049
6,200		Neste Oil OYJ	82,507
40,300		Saipem SpA	717,205
4,500		StatoilHydro ASA	79,391
17,700		Technip S.A.	625,536
4,500		Total S.A.	223,670
2,500		Transocean Ltd.*	147,100
			2,936,825

	FINANCIALS	19.9%
3,570		Allianz S.E.	299,938
77,000		Allied Irish Banks PLC	61,356
39,500		AXA S.A.	474,767
4,000		Banco Santander S.A.	27,572
125,000		Barclays PLC	265,418
15,500		BNP Paribas	640,627
16,650		Credit Suisse Group AG	507,373
4,400		Daiwa Securities Group, Inc.	19,018
22,390		Deutsche Bank AG	901,013
68,000		Governor & Co. of the Bank of Ireland	46,963
8,200		Irish Life & Permanent PLC	11,979
98,000		Mizuho Financial Group, Inc.	186,056
			3,442,080

	HEALTH CARE	5.0%
4,200		Astellas Pharma, Inc.	128,090
1,000		AstraZeneca PLC	35,165
14,500		Fresenius Medical Care AG & Co., KGaA	563,477
3,800		Takeda Pharmaceutical Co., Ltd.	130,474
			857,206

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)
March 31, 2009
(Unaudited)

	INDUSTRIALS	3.3%
1,600	NKT Holding A/S		$27,747
1,500	Schneider Electric S.A.		99,827
7,900	Siemens AG		451,263
			578,837

	INFORMATION TECHNOLOGY	5.2%
11,000	Canon, Inc.		313,258
14,100	HOYA Corp.		274,813
9,500	Nokia OYJ		112,039
5,600	Tokyo Electron Ltd.		205,849
			905,959

	MATERIALS	15.4%
8,600	Air Liquide S.A.		699,525
16,000	Air Water, Inc.		139,280
9,200	ArcelorMittal		186,639
5,500	BHP Billiton Ltd.		121,955
11,700	CRH PLC		254,528
60,000	OneSteel Ltd.		93,808
10,300	Shin-Etsu Chemical Co., Ltd.		496,153
65,000	Sumitomo Chemical Co., Ltd.		218,584
34,200	Voestalpine AG		447,402
			2,657,874

	TELECOMMUNICATION SERVICES	8.7%
84	NTT DoCoMo, Inc.		113,415
30,500	Telefonica S.A.		608,419
443,000	Vodafone Group PLC		780,156
			1,501,990

	UTILITIES	7.8%
19,400	E.ON AG		538,752
11,550	RWE AG		810,087
			1,348,839

	TOTAL COMMON STOCKS (Cost $26,753,500)		17,226,531

Principal Amount			Value

	SHORT-TERM INVESTMENT	0.0%
	VARIABLE RATE DEMAND DEPOSIT
$1,000	UMB Bank Money Market Fiduciary, 0.05%†		1,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,000)		1,000

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)
March 31, 2009
(Unaudited)

TOTAL INVESTMENTS (Cost $26,754,500)	99.7%	17,227,531
Other Assets Less Liabilities	0.3%	46,357

NET ASSETS	100.0%	$17,273,888

* Non-income Producing
† Represents 7-day effective yield as of March 31, 2009

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
March 31, 2009
(Unaudited)

Investments by Country
(As a Percentage of Long-term Investments)

Australia	2.1%
Austria	2.6
Denmark	0.2
Finland	1.1
France	18.4
Germany	24.9
Ireland	2.2
Italy	6.5
Japan	15.0
Luxembourg	1.1
Netherlands	3.7
Norway	0.5
Spain	3.7
Switzerland	8.8
United Kingdom	9.2
Total	100.0%

Cheswold Lane International High Dividend Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

Note 1.     Federal Income Tax Information

At March 31, 2009, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes, were as follows:

Aggregate cost of investments	$28,124,988
Gross unrealized appreciation	448,540
Gross unrealized depreciation	(11,356,181)
Net unrealized depreciation on investments and foreign currency translations	$(10,907,641)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 2.     Financial Accounting Standards No. 157 - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007.  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted FAS 157 as of January 1, 2008.  Under FAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services.)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets:

Valuation Inputs	Investment in Securities
Level 1 – Quoted Prices	$1,000
Level 2 – Other Significant Observable Inputs[1]	$17,226,531
Level 3 – Significant Unobservable Inputs	-
Total	$17,227,531

* Other financial instruments include futures, forwards and swap contracts, which are valued at unrealized appreciation/depreciation on the investment.

1 On March 31, 2009, the Fund’s portfolio securities were priced using a quantitative methodology in accordance with the Fund’s pricing procedures based upon the occurrence of a trigger event on such day.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cheswold Lane Funds

By:	/s/ Eric F. Scharpf
Eric F. Scharpf, President and Chief Executive Officer
(Principal Executive Officer)
Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric F. Scharpf
Eric F. Scharpf, President and Chief Executive Officer
(Principal Executive Officer)
Date: May 27, 2009

By:	/s/ Matthew H. Taylor
Matthew H. Taylor, Executive Vice President, Chief Financial Officer, and Treasurer
(Principal Financial Officer)
Date: May 27, 2009